2024 QUARTERLY REPORT
LifePoints
®
Funds
July 31, 2024
FUND SHARE CLASS
Conservative Strategy Fund
A, C, R1, R4, R5, S
Moderate Strategy Fund
A, C, R1, R4, R5, S
Balanced Strategy Fund
A, C, R1, R4, R5, S
Growth Strategy Fund
A, C, R1, R4, R5, S
Equity Growth Strategy Fund
A, C, R1, R4, R5, S

Russell Investment
Company
Russell Investment Company
is a series investment company
with 30 different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Company
LifePoints
®
Funds
Quarterly Report
July 31, 2024 (Unaudited)
Table of Contents

Russell Investment Company - LifePoints
®
Funds.
Copyright © Russell Investments 2024. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of Rus-
sell Investments.

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Conservative Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
Global Real Estate Securities Fund Class Y 50,024 1,490
Domestic Equities - 12.0%
Multifactor U.S. Equity Fund Class Y 394,912 7,432
U.S. Small Cap Equity Fund Class Y 50,982 1,496
8,928
Fixed Income - 72.1%
Investment Grade Bond Fund Class Y 725,838 13,464
Long Duration Bond Fund Class Y 829,258 6,767
Opportunistic Credit Fund Class Y 174,184 1,491
Short Duration Bond Fund Class Y 396,350 7,455
Strategic Bond Fund Class Y 2,695,054 24,687
53,864
International Equities - 6.0%
Emerging Markets Fund Class Y 91,076 1,492
Global Equity Fund Class Y 143,343 1,491
Multifactor International Equity Fund Class Y 138,325 1,502
4,485
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 620,832 5,985
Total Investments in Affiliated Funds
(cost $70,698) 74,752
Total Investments - 100.1%
(identified cost $70,698) 74,752
Other Assets and Liabilities, Net - (0.1)%
(66)
Net Assets - 100.0%
74,686

Russell Investment Company
Conservative Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Conservative Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 1,560 $ 121 $ 510 $ (85) $ 404 $ 1,490 $ 26 $ —
Multifactor U.S. Equity Fund 7,800 491 2,740 282 1,599 7,432 338 283
U.S. Small Cap Equity Fund 1,542 132 605 11 416 1,496 44 32
Investment Grade Bond Fund 14,192 480 2,186 24 954 13,464 418 —
Long Duration Bond Fund 7,092 284 1,315 (216) 922 6,767 185 —
Opportunistic Credit Fund 1,578 78 286 7 114 1,491 68 —
Short Duration Bond Fund 7,887 417 1,094 22 223 7,455 231 —
Strategic Bond Fund 26,029 1,051 4,009 (541) 2,157 24,687 930 —
Emerging Markets Fund 1,572 85 418 28 225 1,492 43 —
Global Equity Fund 1,563 50 496 19 355 1,491 23 —
Multifactor International Equity
Fund 1,570 91 447 61 227 1,502 56 —
Multi-Strategy Income Fund 6,310 270 1,370 5 770 5,985 225 —
$ 78,695 $ 3,550 $ 15,476 $ (383) $ 8,366 $ 74,752 $ 2,587 $ 315

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Moderate Strategy Fund 5
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 3.0%
Global Real Estate Securities Fund Class Y 135,907 4,047
Domestic Equities - 17.0%
Multifactor U.S. Equity Fund Class Y 1,039,719 19,567
U.S. Small Cap Equity Fund Class Y 115,495 3,390
22,957
Fixed Income - 52.0%
Investment Grade Bond Fund Class Y 1,383,734 25,668
Long Duration Bond Fund Class Y 831,999 6,789
Opportunistic Credit Fund Class Y 314,492 2,692
Short Duration Bond Fund Class Y 357,731 6,729
Strategic Bond Fund Class Y 3,097,643 28,375
70,253
International Equities - 20.1%
Emerging Markets Fund Class Y 164,729 2,698
Global Equity Fund Class Y 2,017,212 20,979
Multifactor International Equity Fund Class Y 312,986 3,399
27,076
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 1,121,747 10,814
Total Investments in Affiliated Funds
(cost $121,677) 135,147
Total Investments - 100.1%
(identified cost $121,677) 135,147
Other Assets and Liabilities, Net - (0.1)%
(95)
Net Assets - 100.0%
135,052

Russell Investment Company
Moderate Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Moderate Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Real Estate Securities Fund $ 4,068 $ 138 $ 996 $ (186) $ 1,023 $ 4,047 $ 70 $ —
Multifactor U.S. Equity Fund 19,848 910 6,017 784 4,042 19,567 143 719
U.S. Small Cap Equity Fund 3,345 116 1,007 254 682 3,390 25 72
Investment Grade Bond Fund 26,181 949 3,287 39 1,786 25,668 781 —
Long Duration Bond Fund 6,860 311 1,073 (199) 890 6,789 182 —
Opportunistic Credit Fund 2,763 128 414 11 204 2,692 121 —
Short Duration Bond Fund 6,904 248 640 8 209 6,729 205 —
Strategic Bond Fund 28,961 1,305 3,712 (570) 2,391 28,375 1,046 —
Emerging Markets Fund 2,739 98 586 53 394 2,698 76 —
Global Equity Fund 21,221 368 5,745 308 4,827 20,979 319 —
Multifactor International Equity
Fund 3,430 132 799 116 520 3,399 123 —
Multi-Strategy Income Fund 11,029 416 2,002 (89) 1,460 10,814 399 —
$ 137,349 $ 5,119 $ 26,278 $ 529 $ 18,428 $ 135,147 $ 3,490 $ 791

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Balanced Strategy Fund 7
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 4.5%
Global Infrastructure Fund Class Y 1,437,988 13,186
Global Real Estate Securities Fund Class Y 551,916 16,436
29,622
Domestic Equities - 20.0%
Multifactor U.S. Equity Fund Class Y 5,757,643 108,359
U.S. Small Cap Equity Fund Class Y 787,754 23,120
131,479
Fixed Income - 31.5%
Investment Grade Bond Fund Class Y 6,390,376 118,541
Long Duration Bond Fund Class Y 3,240,340 26,441
Opportunistic Credit Fund Class Y 1,533,234 13,125
Short Duration Bond Fund Class Y 697,652 13,123
Strategic Bond Fund Class Y 3,954,976 36,228
207,458
International Equities - 36.1%
Emerging Markets Fund Class Y 1,203,634 19,715
Global Equity Fund Class Y 18,998,137 197,581
Multifactor International Equity Fund Class Y 1,825,832 19,829
237,125
Multi-Asset - 8.0%
Multi-Strategy Income Fund Class Y 5,464,738 52,680
Total Investments in Affiliated Funds
(cost $546,287) 658,364
Total Investments - 100.1%
(identified cost $546,287) 658,364
Other Assets and Liabilities, Net - (0.1)%
(478)
Net Assets - 100.0%
657,886

Russell Investment Company
Balanced Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Balanced Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,796 $ 326 $ 2,275 $ 73 $ 2,266 $ 13,186 $ 285 $ —
Global Real Estate Securities Fund 15,709 310 2,860 173 3,104 16,436 279 —
Multifactor U.S. Equity Fund 105,454 4,914 28,005 2,519 23,477 108,359 778 3,851
U.S. Small Cap Equity Fund 21,859 735 5,697 659 5,564 23,120 165 472
Investment Grade Bond Fund 115,329 3,639 8,593 123 8,043 118,541 3,496 —
Long Duration Bond Fund 25,592 759 2,514 30 2,574 26,441 687 —
Opportunistic Credit Fund 12,827 602 1,320 34 982 13,125 570 —
Short Duration Bond Fund 12,824 477 589 6 405 13,123 386 —
Strategic Bond Fund 35,250 1,351 2,627 (350) 2,604 36,228 1,294 —
Emerging Markets Fund 19,177 626 3,264 172 3,004 19,715 530 —
Global Equity Fund 191,821 2,912 44,190 1,750 45,288 197,581 2,907 —
Multifactor International Equity
Fund 19,192 793 3,767 493 3,118 19,829 692 —
Multi-Strategy Income Fund 51,272 1,949 6,988 (308) 6,755 52,680 1,891 —
$ 639,102 $ 19,393 $ 112,689 $ 5,374 $ 107,184 $ 658,364 $ 13,960 $ 4,323

Russell Investment Company
Growth Strategy Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Growth Strategy Fund 9
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.5%
Global Infrastructure Fund Class Y 1,362,354 12,493
Global Real Estate Securities Fund Class Y 732,459 21,813
34,306
Domestic Equities - 31.0%
Multifactor U.S. Equity Fund Class Y 5,802,256 109,198
U.S. Small Cap Equity Fund Class Y 959,547 28,163
U.S. Strategic Equity Fund Class Y 3,255,071 56,215
193,576
Fixed Income - 14.5%
Long Duration Bond Fund Class Y 2,683,784 21,899
Opportunistic Credit Fund Class Y 1,451,856 12,428
Strategic Bond Fund Class Y 6,130,213 56,153
90,480
International Equities - 41.1%
Emerging Markets Fund Class Y 1,712,334 28,048
Global Equity Fund Class Y 17,430,562 181,278
Multifactor International Equity Fund Class Y 4,322,118 46,938
256,264
Multi-Asset - 8.0%
Multi-Asset Growth Strategy Fund Class Y 4,689,718 49,946
Total Investments in Affiliated Funds
(cost $508,955) 624,572
Total Investments - 100.1%
(identified cost $508,955) 624,572
Other Assets and Liabilities, Net - (0.1)%
(398)
Net Assets - 100.0%
624,174

Russell Investment Company
Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Growth Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 12,140 $ 273 $ 2,150 $ 80 $ 2,150 $ 12,493 $ 273 $ —
Global Real Estate Securities Fund 20,859 423 3,848 (746) 5,125 21,813 362 —
Multifactor U.S. Equity Fund 105,965 4,753 27,468 6,949 18,999 109,198 791 3,961
U.S. Small Cap Equity Fund 26,561 915 6,883 797 6,773 28,163 206 590
U.S. Strategic Equity Fund 54,602 2,336 14,002 1,010 12,269 56,215 1,030 1,307
Long Duration Bond Fund 21,191 568 2,047 56 2,131 21,899 559 —
Opportunistic Credit Fund 12,229 542 1,304 29 932 12,428 542 —
Strategic Bond Fund 54,852 2,007 4,218 (666) 4,178 56,153 1,993 —
Emerging Markets Fund 27,261 778 4,471 170 4,310 28,048 766 —
Global Equity Fund 175,398 2,731 39,758 1,439 41,468 181,278 2,720 —
Multifactor International Equity
Fund 45,408 1,672 8,659 417 8,100 46,938 1,673 —
Multi-Asset Growth Strategy Fund 48,719 1,436 7,836 (134) 7,761 49,946 1,435 —
$ 605,185 $ 18,434 $ 122,644 $ 9,401 $ 114,196 $ 624,572 $ 12,350 $ 5,858

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Growth Strategy Fund 11
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 6.5%
Global Infrastructure Fund Class Y 683,510 6,268
Global Real Estate Securities Fund Class Y 473,557 14,102
20,370
Domestic Equities - 36.0%
Multifactor U.S. Equity Fund Class Y 3,330,386 62,678
U.S. Small Cap Equity Fund Class Y 587,271 17,236
U.S. Strategic Equity Fund Class Y 1,905,378 32,906
112,820
Fixed Income - 4.5%
Long Duration Bond Fund Class Y 960,139 7,835
Opportunistic Credit Fund Class Y 732,218 6,268
14,103
International Equities - 45.0%
Emerging Markets Fund Class Y 1,147,946 18,803
Global Equity Fund Class Y 8,738,741 90,883
Multifactor International Equity Fund Class Y 2,885,721 31,339
141,025
Multi-Asset - 8.0%
Multi-Asset Growth Strategy Fund Class Y 2,354,098 25,071
Total Investments in Affiliated Funds
(cost $258,897) 313,389
Total Investments - 100.0%
(identified cost $258,897) 313,389
Other Assets and Liabilities, Net - (0.0)%
(111)
Net Assets - 100.0%
313,278

Russell Investment Company
Equity Growth Strategy Fund
Schedule of Investments, continued — July 31, 2024 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 Equity Growth Strategy Fund
Transactions (amounts in thousands) during the period ended July 31, 2024 with Underlying Funds which are, or were, an affiliated company are as follows:
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
Global Infrastructure Fund $ 5,515 $ 504 $ 799 $ 20 $ 1,028 $ 6,268 $ 132 $ —
Global Real Estate Securities Fund 12,241 1,329 2,106 (388) 3,026 14,102 237 —
Multifactor U.S. Equity Fund 54,934 2,533 8,999 1,159 13,051 62,678 434 2,069
U.S. Small Cap Equity Fund 14,784 964 2,909 207 4,190 17,236 116 333
U.S. Strategic Equity Fund 28,870 1,268 4,634 410 6,992 32,906 557 697
Long Duration Bond Fund 6,868 821 571 4 713 7,835 198 —
Opportunistic Credit Fund 5,526 641 354 2 453 6,268 254 —
Emerging Markets Fund 16,495 956 1,486 (45) 2,883 18,803 464 —
Global Equity Fund 79,593 1,244 10,404 655 19,795 90,883 1,242 —
Multifactor International Equity
Fund 27,489 1,150 2,680 172 5,208 31,339 1,017 —
Multi-Asset Growth Strategy Fund 22,053 1,201 1,768 (102) 3,687 25,071 688 —
$ 274,368 $ 12,611 $ 36,710 $ 2,094 $ 61,026 $ 313,389 $ 5,339 $ 3,099

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report — July 31, 2024 (Unaudited)
Notes to Quarterly Report 13
1. Significant Accounting Policies
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 30 different investment portfolios referred to as funds. This Quarterly Report reports on five of these funds (each a “Fund” and collectively the “Funds”).
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each of the Funds is a “fund of funds” and diversifies its assets by investing in shares of several other RIC funds (the “Underlying
Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying
Funds.
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Funds’ Board of Trustees has designated Russell Investment Management, LLC (“RIM”), the Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current net asset value (“NAV”) per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Company
LifePoints
®
Funds
Notes to Quarterly Report, continued — July 31, 2024 (Unaudited)
14 Notes to Quarterly Report
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments.
As of July 31, 2024, all investments held were classified as Level 1 within the fair value hierarchy.
For additional information on the Funds’ significant accounting policies and risks, please refer to the Funds’ most recent semi-annual or annual shareholder report and prospectus.

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com